Revenue (Details) - Schedule of revenue - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Revenue Abstract
Supply chain management platform service fee	$ 2,032,916	$ 225,749	$ 11,252
Fair value change of proprietary trading digital assets	122,711
Total revenue	$ 2,155,627	$ 225,749	$ 11,252